Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	December 2023
Payment Date	1/16/2024
Transaction Month	35
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,415,499,059.21	43,920	59.5 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities:
Class A-1 Notes	$204,970,000.00	0.11941%	March 15, 2022
Class A-2 Notes	$455,060,000.00	0.17%	October 15, 2023
Class A-3 Notes	$455,060,000.00	0.30%	August 15, 2025
Class A-4 Notes	$135,000,000.00	0.49%	September 15, 2026
Class B Notes	$39,470,000.00	0.70%	October 15, 2026
Class C Notes	$26,320,000.00	0.83%	August 15, 2028

Total	$1,315,880,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$640,804.38

Principal:
Principal Collections	$12,391,820.78
Prepayments in Full	$4,624,676.95
Liquidation Proceeds	$176,357.17
Recoveries	$95,710.78
Sub Total	$17,288,565.68
Collections	$17,929,370.06

Purchase Amounts:
Purchase Amounts Related to Principal	$147,508.67
Purchase Amounts Related to Interest	$371.20
Sub Total	$147,879.87

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$18,077,249.93

Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	December 2023
Payment Date	1/16/2024
Transaction Month	35
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$18,077,249.93
Servicing Fee	$297,065.38	$297,065.38	$0.00	$0.00	$17,780,184.55
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$17,780,184.55
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$17,780,184.55
Interest - Class A-3 Notes	$26,356.44	$26,356.44	$0.00	$0.00	$17,753,828.11
Interest - Class A-4 Notes	$55,125.00	$55,125.00	$0.00	$0.00	$17,698,703.11
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$17,698,703.11
Interest - Class B Notes	$23,024.17	$23,024.17	$0.00	$0.00	$17,675,678.94
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$17,675,678.94
Interest - Class C Notes	$18,204.67	$18,204.67	$0.00	$0.00	$17,657,474.27
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$17,657,474.27
Regular Principal Payment	$15,824,346.02	$15,824,346.02	$0.00	$0.00	$1,833,128.25
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,833,128.25
Residual Released to Depositor	$0.00	$1,833,128.25	$0.00	$0.00	$0.00

Total		$18,077,249.93

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$15,824,346.02
Total					$15,824,346.02
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$15,824,346.02	$34.77	$26,356.44	$0.06	$15,850,702.46	$34.83
Class A-4 Notes	$0.00	$0.00	$55,125.00	$0.41	$55,125.00	$0.41
Class B Notes	$0.00	$0.00	$23,024.17	$0.58	$23,024.17	$0.58
Class C Notes	$0.00	$0.00	$18,204.67	$0.69	$18,204.67	$0.69
Total	$15,824,346.02	$12.03	$122,710.28	$0.09	$15,947,056.30	$12.12

Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	December 2023
Payment Date	1/16/2024
Transaction Month	35

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$105,425,740.53	0.2316744	$89,601,394.51	0.1969002
Class A-4 Notes	$135,000,000.00	1.0000000	$135,000,000.00	1.0000000
Class B Notes	$39,470,000.00	1.0000000	$39,470,000.00	1.0000000
Class C Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Total	$306,215,740.53	0.2327080	$290,391,394.51	0.2206823

Pool Information
Weighted Average APR	2.276%	2.271%
Weighted Average Remaining Term	31.10	30.27
Number of Receivables Outstanding	20,602	20,082
Pool Balance	$356,478,454.75	$339,021,895.42
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$334,590,863.78	$318,504,669.37
Pool Factor	0.2518394	0.2395070

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,289,706.63
Yield Supplement Overcollateralization Amount	$20,517,226.05
Targeted Overcollateralization Amount	$48,630,500.91
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$48,630,500.91

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,289,706.63
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,289,706.63
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,289,706.63

Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	December 2023
Payment Date	1/16/2024
Transaction Month	35
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		39	$116,195.76
(Recoveries)		43	$95,710.78
Net Loss for Current Collection Period			$20,484.98
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.0690%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.2868%
Second Prior Collection Period			0.2616%
Prior Collection Period			0.4420%
Current Collection Period			0.0707%
Four Month Average (Current and Prior Three Collection Periods)			0.2653%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1530	$4,947,043.21
(Cumulative Recoveries)			$1,158,975.73
Cumulative Net Loss for All Collection Periods			$3,788,067.48
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.2676%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,233.36
Average Net Loss for Receivables that have experienced a Realized Loss			$2,475.86

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.54%	239	$5,230,459.70
61-90 Days Delinquent	0.29%	39	$988,965.95
91-120 Days Delinquent	0.08%	12	$279,661.10
Over 120 Days Delinquent	0.05%	6	$172,645.23
Total Delinquent Receivables	1.97%	296	$6,671,731.98

Repossession Inventory:
Repossessed in the Current Collection Period		7	$185,842.40
Total Repossessed Inventory		15	$322,983.62

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2462%
Prior Collection Period			0.3155%
Current Collection Period			0.2838%
Three Month Average			0.2819%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.30%
25-36	2.30%
37+	3.60%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.4251%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	December 2023
Payment Date	1/16/2024
Transaction Month	35

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	110	$2,596,591.70
2 Months Extended	122	$3,057,543.74
3+ Months Extended	31	$775,671.01

Total Receivables Extended	263	$6,429,806.45

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC

CIK#: 0000038009
Date: February 3, 2023

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer